Subsequent Events	9 Months Ended	12 Months Ended
	Feb. 28, 2023	May 31, 2022
Subsequent Events
Subsequent Events

Note 11. Subsequent Events

In March 2023, the Company’s former CEO, Nader Pourhassan, withdrew his claims against the Company described in Note 9, Commitments and Contingencies—Former CEO indemnification dispute.

During March 2023, in satisfaction of redemptions, the Company and the April 2, 2021 Noteholder entered into exchange agreements, pursuant to which a portion of the April 2, 2021 Note was partitioned into new notes with an aggregate principal amount of $1.0 million, which were exchanged concurrently with the issuance of approximately 3.8 million shares of common stock.

During March 2023, approximately 5.5 million additional units were sold in the private placement conducted by the Company through a placement agent, for gross proceeds of approximately $1.3 million and net proceeds of approximately $1.1 million. Each unit comprised a fixed combination of one share of common stock and one warrant to purchase one share of common stock for a purchase price of $0.23 per unit. The warrants issued to investors in the private placement, which covered a total of approximately 5.5 million shares, have a five-year term and an exercise price of $0.50 per share, and are immediately exercisable. Refer to Note 6, Equity Awards and Warrants – Private Placement of Common Stock and Warrants through Placement Agent for additional information.

In March 2023, as required and in connection with the Backstop Amendment extension, as described in Note 6, Equity Awards and Warrants—Private placement of warrants under Surety Bond Backstop Agreement, the Company relieved the Indemnitor of the remaining $1.4 million of cash collateral pledged by the Indemnitor in support of the Surety Bond. Subsequently, the Indemnitor released its security interest in the Company’s patents securing the Company’s obligations under the Surety Bond Backstop Agreement and the Company fully assumed the surety bond.

In April 2023, the Company and the holders of convertible notes issued by the Company on April 2, 2021, and April 23, 2021 (the “Noteholders”) agreed to extend the original maturity date of each of the notes by two years, and for which the Company agreed to pay an Extension Fee. The Extension Fee is equal to 2.5% of the outstanding balance of each of the notes as of April 10, 2023, and increased the outstanding balance of each of the Notes as of April 10, 2023.

Note 13. Subsequent Events

Private Placement of Common Stock and Warrants through Placement Agent

During June 2022, approximately 50.7 million additional shares of common stock were sold in the second private placement conducted by the Company through a placement agent, for gross proceeds of $12.9 million and net proceeds of $11.3 million. Each unit comprised a fixed combination of one share of common stock and three-quarters of one warrant to purchase one share of common stock for a purchase price of $0.255 per unit. The warrants issued to investors in the private placement, which cover a total of 38.1 million shares, have a five-year term and an exercise price of 120% of the final unit price, or $0.30 per share, and are immediately exercisable. Refer to Note 7, Equity Awards - Private Placement of Common Stock and Warrants through Placement Agent for additional information.

Appointment of President

On June 27, 2022, the Company entered into an employment agreement with Cyrus Arman, Ph.D. (the “Employment Agreement”), under which he has been employed as the Company’s President on an at-will basis beginning on July 9, 2022. Antonio Migliarese, who was appointed as interim President on January 24, 2022, ceased to be President on July 9, 2022, and will continue in his roles of Chief Financial Officer, Corporate Secretary and Treasurer, as well as serving as the Company’s principal accounting officer.

Special Stockholders’ Meeting

On July 8, 2022, the Company issued a notice for a special stockholders’ meeting to be held on August 31, 2022, to seek approval of a proposal to increase the total number of authorized shares of common stock from 1,000,000,000 to 1,350,000,000 shares. The proposal to increase the number of shares of common stock authorized for issuance, if approved at the special meeting, will become effective, and the Company’s authorized shares of common stock will be increased to 1,350,000,000 shares, upon the filing of the certificate of amendment with the Secretary of State of the State of Delaware. The Board believes that it is essential to the Company’s continued operations to have additional authorized shares of common stock available for future issuance; the authorization of a pool of additional shares of common stock at the special meeting will provide the Company with ability to use these shares to meet the Company’s business and financial needs without the expense and delay of another special stockholders’ meeting. These needs include: (i) satisfaction of the Corporation’s existing obligations to issue shares of common stock for which authorized shares are not currently available, (ii) future financings to raise the capital needed to operate the Company’s business, including potential negotiations with third parties to satisfy the Company’s existing payment obligations in shares of common stock rather than cash; (iii) possible acquisition or other strategic transactions or partnerships; (iv) future equity awards as compensation for employees, officers, directors, consultants and advisors, including equity incentives for performance; and (v) other general corporate purposes. Although such issuances of additional shares would dilute existing stockholders, the Board believes that such transactions would increase the overall value of the Company to its stockholders. In addition, the Board believes the Company’s success depends in part on its continued ability to attract, retain and motivate highly qualified management and clinical and scientific personnel and advisors, as well as independent directors with requisite skills and experience.

Issuance of Shares to Former Executive Officer and Former CEO

The Company issued to a former executive officer a total of 69,040 shares of common stock to satisfy its obligation to make severance payments for the payroll periods ended June 15, June 30, July 15, and July 31, 2022, net of payroll deductions and withholding taxes. Consistent with the terms of our former CEO’s employment agreement, in August 2022, the Company issued 26,106 shares of common stock in satisfaction of the severance amount due for the month of July 2022. The number of shares issued was based on the closing price of the common stock on the applicable date.